Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	Dreyfus Municipal Money Market Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000312564
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
DREYFUS MUNICIPAL MONEY MARKET FUND INC (Prospectus Summary) | DREYFUS MUNICIPAL MONEY MARKET FUND INC | DREYFUS MUNICIPAL MONEY MARKET FUND INC
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTEXX